ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions
The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

______________________________________ (1) The purchase consideration comprised of the following:	Final
Golar Eskimo
(in thousands of $)	January 20, 2015
Purchase consideration (1)	226,010
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872
Intangible asset	95,520
Long-term debt	(162,830)
Cash	298
Others	150
Subtotal	226,010
Excess of the consideration transferred and fair value of net assets acquired	—
______________________________________
(1) The purchase consideration comprised of the following:

(in thousands of $)	Golar Eskimo
Loan from Golar	220,000
Cash consideration paid to Golar	7,170
Purchase price adjustments	(1,160)
Total	226,010

Summarized Pro Forma Financial Information
The table below shows our summarized consolidated pro forma financial information for the three and six months ended June 30, 2015, giving effect to our acquisition of the Golar Eskimo as if it had taken place on January 1, 2015.

(in thousands of $, except per unit data)	Three months Ended June 30, 2015	Six Months Ended June 30, 2015
Revenues	105,715	206,447
Net income	43,602	78,225
Earnings per unit (basic and diluted):
Common unitholders	$0.61	$1.20